Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity		HKD ($) shares	USD ($) shares	Class A and Class B Ordinary Shares HKD ($) shares		Class A and Class B Ordinary Shares USD ($) shares		Additional Paid-in Capital HKD ($)	Additional Paid-in Capital USD ($)	Retained Earnings (Accumulated Deficit) Earnings HKD ($)	Retained Earnings (Accumulated Deficit) Earnings USD ($)	Accumulated Other Comprehensive Loss HKD ($)	Accumulated Other Comprehensive Loss USD ($)
Outstanding shares, beginning balance (in shares) at Dec. 31, 2024 | shares	[1]			1,656,485		1,656,485
Beginning balance at Dec. 31, 2024		$ 35,912,572		$ 3,900	[1]			$ 46,418,547		$ (10,432,447)		$ (77,428)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(13,695,364)								(13,695,364)
Foreign currency translation adjustments		12,789										12,789
Outstanding shares, ending balance (in shares) at Jun. 30, 2025 | shares	[1]			1,656,485		1,656,485
Ending balance at Jun. 30, 2025		$ 22,229,997		$ 3,900	[1]			46,418,547		(24,127,811)		(64,639)
Outstanding shares, beginning balance (in shares) at Dec. 31, 2025 | shares		50,176,485	50,176,485	50,176,485	[1]	50,176,485	[1]
Beginning balance at Dec. 31, 2025		$ 4,012,370,249		$ 3,900	[1]			3,944,597,271		68,312,257		(543,179)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(2,128,970,119)	$ (271,483,055)							(2,128,970,119)
Foreign currency translation adjustments		$ 658,128	$ 83,922									658,128
Outstanding shares, ending balance (in shares) at Jun. 30, 2026 | shares		50,176,485	50,176,485	50,176,485	[1]	50,176,485	[1]
Ending balance at Jun. 30, 2026		$ 1,884,058,258	$ 240,252,264	$ 3,900	[1]	$ 500	[1]	$ 3,944,597,271	$ 503,009,089	$ (2,060,657,862)	$ (262,771,979)	$ 114,949	$ 14,654

[1]	Giving retroactive effect to the 8 to 1 share consolidation effected on July 10, 2025. See Note 18 for additional information.